Business Acquisition	3 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
Business Acquisition

4. Business Acquisition

For the three months ended March 31, 2017, the Company completed the following acquisition.

MotherLode LLC

On March 8, 2017, the Company completed the acquisition of MotherLode LLC (“MotherLode”), a small Portland, Oregon based provider of bottling services and production support to craft distilleries. The Company’s consolidated financial statements for the three months ended March 31, 2017 include MotherLode’s results of operations from the Acquisition date of March 8, 2017 through March 31, 2017. The Company’s consolidated financial statements reflect the final purchase accounting adjustments in accordance with ASC 805 “Business Combinations”, whereby the purchase price was allocated to the assets acquired and liabilities assumed based upon their estimated fair values on the Acquisition date. The Company had approximately $375,000 in revenues (unaudited) in 2016.

The following allocation of the purchase price is as follows:

Consideration given:
86,667 shares of common stock valued at $4.35 per share	$377,000
Assets and liabilities acquired:
Cash	7,062
Inventory	103,488
Property and equipment	46,250
Intangible assets - customer list	376,431
Accounts payable	(5,180)
Customer deposits	(151,051)
$377,000

Intangible assets are recorded at estimated fair value, as determined by management based on available information. The fair values assigned to identifiable intangible assets were determined through the use of the income approach, specifically the relief from royalty and the multi-period excess earning methods. The major assumptions used in arriving at the estimated identifiable intangible asset values included management’s estimates of future cash flows, discounted at an appropriate rate of return which are based on the weighted average cost of capital for both the Company and other market participants, projected customer attrition rates, as well as applicable royalty rates for comparable assets. The useful lives for intangible assets were determined based upon the remaining useful economic lives of the tangible assets that are expected to contribute directly or indirectly to future cash flows. The customer relationships estimated useful life is seven years.